FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2012

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File Number:   28-05741
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:      Christine M. Smyth
Title:     Chief Compliance Officer
Phone:     (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth    Milwaukee, Wisconsin     8/9/12
----------------------   ----------------------   ---------
      (Signature)            (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        112

Form 13F Information Table Value Total:   $198,848
                                        (thousands)

List of Other Included Managers:              None

                       Marietta Investment Partners, LLC
                           Form 13F Information Table
                                 June 30, 2012

                                                                                                   Voting Authority
                                                                                                 --------------------
                                                          Value    Shares/ Sh/ Put/ Invstmt Othr
Name of Issuer                 Title of class   CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs Sole     Shrd None
----------------------------   ---------------  --------- -------- ------- --- ---- ------- ---- -------  ---- ------
3M CO.                         COM              88579Y101    1,242  13,862 SH       Sole           13,632         230
ABBOTT LABS                    COM              002824100    1,857  28,797 SH       Sole           28,797
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    1,504  25,032 SH       Sole           23,788       1,244
ALBEMARLE CORP.                COM              012653101      361   6,060 SH       Sole            6,060
AMETEK INC NEW                 COM              031100100    2,657  53,227 SH       Sole           37,197      16,030
APPLE COMPUTER INC.            COM              037833100   13,164  22,541 SH       Sole           19,401       3,140
ARCOS DORADOS HLDNG INC.       SHS CLASS A      G0457F107      191  12,900 SH       Sole           12,900
BAIDU COM INC.                 SPON ADR REP A   056752108    3,785  32,917 SH       Sole           27,868       5,049
BERKSHIRE HATHAWAY INC.        CL B NEW         084670702    1,852  22,230 SH       Sole           22,230
BIOGEN IDEC INC.               COM              09062X103    3,771  26,119 SH       Sole           19,679       6,440
BRISTOL MYERS SQUIBB           COM              110122108      430  11,950 SH       Sole           11,950
CATALYST HEALTH SOLUTIONS      COM              14888B103      355   3,800 SH       Sole            3,650         150
CATERPILLAR INC DEL            COM              149123101    1,213  14,282 SH       Sole           14,182         100
CELGENE CORP.                  COM              151020104      337   5,245 SH       Sole            5,245
CERNER CORP.                   COM              156782104      907  10,967 SH       Sole           10,967
CHEVRON CORP NEW               COM              166764100    1,823  17,280 SH       Sole           17,100         180
CHIPOTLE MEXICAN GRILL         COM              169656105      357     940 SH       Sole              940
CITRIX SYS INC.                COM              177376100      520   6,199 SH       Sole            6,199
CLEAN HARBORS INC.             COM              184496107    1,644  29,136 SH       Sole           19,846       9,290
CNOOC LTD.                     SPONSORED ADR    126132109    6,882  34,197 SH       Sole           27,223       6,974
COACH INC.                     COM              189754104    1,833  31,350 SH       Sole           31,250         100
COCA COLA CO.                  COM              191216100      415   5,311 SH       Sole            5,311
COMPANHIA DE BEBIDAS DAS AMERS SPON ADR PFD     20441W203    7,252 189,209 SH       Sole          147,725      41,484
CONOCOPHILLIPS                 COM              20825C104      275   4,920 SH       Sole            4,920
COPA HOLDINGS SA               CL A             P31076105      353   4,283 SH       Sole            3,327         956
CORE LABORATORIES N V          COM              N22717107    4,289  37,007 SH       Sole           30,041       6,966
CREDICORP LTD.                 COM              G2519Y108      502   3,986 SH       Sole            3,165         821
CUMMINS INC.                   COM              231021106    3,893  40,176 SH       Sole           33,006       7,170
DEERE & CO.                    COM              244199105    1,277  15,785 SH       Sole           15,785
DIAGEO P L C                   SPON ADR NEW     25243Q205      293   2,843 SH       Sole            2,223         620
DIGITAL RLTY TR INC.           COM              253868103      299   3,980 SH       Sole            3,980
DOMINION RES VA NEW            COM              25746U109    1,020  18,884 SH       Sole           18,884
DU PONT E I DE NEMOURS         COM              263534109    1,184  23,405 SH       Sole           23,015         390
E M C CORP MASS                COM              268648102      283  11,045 SH       Sole           11,045
ECOPETROL S A                  SPONSORED ADS    279158109    1,271  22,785 SH       Sole           15,316       7,469
EMERSON ELEC CO.               COM              291011104      382   8,195 SH       Sole            7,825         370
EXPRESS SCRIPTS HLDG           COM              30219G108    1,188  21,276 SH       Sole           21,276
EXXON MOBIL CORP.              COM              30231G102    5,086  59,435 SH       Sole           59,435
FASTENAL CO.                   COM              311900104    1,291  32,022 SH       Sole           32,022
FIDELITY NATL INFO SVC.        COM              31620M106      523  15,336 SH       Sole           15,336
FISERV INC.                    COM              337738108    2,323  32,160 SH       Sole           32,160
GENERAL MLS INC.               COM              370334104      250   6,490 SH       Sole            6,000         490
GRAINGER W W INC.              COM              384802104    1,080   5,646 SH       Sole            5,079         567
HDFC BK LTD.                   ADR REPS 3 SHS   40415F101    5,034 154,403 SH       Sole          127,116      27,287
HONEYWELL INTL INC.            COM              438516106      497   8,900 SH       Sole            8,900
INTEL CORP.                    COM              458140100      230   8,630 SH       Sole            7,850         780
INTERNATIONAL BUSINESS MACHS   COM              459200101    1,554   7,944 SH       Sole            7,944
ISHARES INC.                   MSCI AUSTRALIA   464286103      208   9,500 SH       Sole            9,500
ISHARES INC.                   MSCI BRAZIL      464286400      263   5,082 SH       Sole            5,082
ISHARES INC.                   MSCI SINGAPORE   464286673    3,524 286,077 SH       Sole          238,203      47,874
ISHARES INC.                   MSCI S KOREA     464286772      631  11,504 SH       Sole           10,169       1,335
ISHARES INC.                   MSCI STH AFRCA   464286780      799  12,502 SH       Sole           11,518         984
ISHARES INC.                   MSCI MALAYSIA    464286830    2,581 180,896 SH       Sole          160,724      20,172
ISHARES TR                     DJ SEL DIV INX   464287168      385   6,845 SH       Sole            6,845
ISHARES TR                     FTSE CHINA25 IDX 464287184    3,413 101,394 SH       Sole           85,818      15,576
ISHARES TR                     MSCI EMERG MKT   464287234      222   5,675 SH       Sole            5,675
ISHARES TR                     S&P LTN AM 40    464287390    3,253  78,482 SH       Sole           65,233      13,249
ISHARES TR                     RUSSELL MCP GR   464287481      276   4,665 SH       Sole            4,665
ISHARES TR                     S&P GLB100INDX   464287572      274   4,645 SH       Sole            4,645
ISHARES TR                     RUSSELL1000GRW   464287614      246   3,895 SH       Sole            3,895
ISHARES TR                     MSCI ACWI EX     464288240      553  14,862 SH       Sole           14,862
ISHARES TR                     INDONE INVS MRKT 46429B309    2,829  98,779 SH       Sole           78,457      20,322
KIMBERLY CLARK CORP.           COM              494368103    1,962  23,416 SH       Sole           23,416
KOHLS CORP.                    COM              500255104      250   5,500 SH       Sole            5,500
LAUDER ESTEE COS INC.          CL A             518439104      653  12,060 SH       Sole           12,060
LULULEMON ATHLETICA INC.       COM              550021109    1,467  24,607 SH       Sole           23,267       1,340
MANPOWER INC.                  COM              56418H100      357   9,732 SH       Sole            9,732
MASTERCARD INC.                CL A             57636Q104    5,043  11,725 SH       Sole            9,383       2,342
MELCO CROWN ENTMT LTD.         ADR              585464100      155  13,440 SH       Sole           13,440
MERCADOLIBRE INC.              COM              58733R102      861  11,358 SH       Sole            9,719       1,639
MICROSOFT CORP.                COM              594918104      511  16,720 SH       Sole           14,900       1,820
MYRIAD GENETICS INC.           COM              62855J104      248  10,450 SH       Sole           10,250         200
NATIONAL OILWELL VARCO         COM              637071101    4,547  70,566 SH       Sole           53,566      17,000
NATIONAL PRESTO INDS.          COM              637215104      379   5,437 SH       Sole            5,437
NETEASE COM INC.               SPONSORED ADR    64110W102      321   5,459 SH       Sole            4,496         963
NEW ORIENTAL ED & TECH         SPON ADR         647581107    1,992  81,309 SH       Sole           65,125      16,184
NEWMONT MINING CORP.           COM              651639106      453   9,330 SH       Sole            9,330
NOVO-NORDISK A S               ADR              670100205   10,569  72,718 SH       Sole           59,999      12,719
OCEANEERING INTL INC.          COM              675232102    2,312  48,309 SH       Sole           34,659      13,650
PANERA BREAD CO.               CL A             69840W108    1,112   7,973 SH       Sole            5,413       2,560
PEPSICO INC.                   COM              713448108    1,773  25,090 SH       Sole           25,090
PERRIGO CO.                    COM              714290103    2,078  17,622 SH       Sole           17,622
PHILIP MORRIS INTL INC.        COM              718172109      813   9,316 SH       Sole            9,316
POLO RALPH LAUREN CORP.        CL A             751212101    4,280  30,559 SH       Sole           23,489       7,070
PPG INDS INC.                  COM              693506107      537   5,064 SH       Sole            5,064
PRAXAIR INC.                   COM              74005P104      409   3,765 SH       Sole            3,765
PROCTER & GAMBLE CO.           COM              742718109    1,475  24,080 SH       Sole           24,080
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206    1,673  24,812 SH       Sole           24,812
SAP AG                         SPON ADR         803054204      357   6,021 SH       Sole            4,899       1,122
SHERWIN WILLIAMS CO.           COM              824348106      404   3,049 SH       Sole            3,049
SHIRE PLC                      SPONSORED ADR    82481R106    5,058  58,550 SH       Sole           48,516      10,034
SIGMA ALDRICH CORP.            COM              826552101      562   7,600 SH       Sole            7,600
SILVER WHEATON CORP.           COM              828336107      263   9,800 SH       Sole            9,800
SIMON PPTY GROUP NEW           COM              828806109    3,415  21,941 SH       Sole           17,421       4,520
SMITH A O                      COM              831865209    1,195  24,440 SH       Sole           24,440
SMUCKER J M CO.                COM NEW          832696405      238   3,146 SH       Sole            3,146
SNAP ON INC.                   COM              833034101      682  10,948 SH       Sole           10,948
SOTHEBYS                       COM              835898107      445  13,330 SH       Sole           10,500       2,830
SPDR S&P 500 ETF TR            TR UNIT          78462F103      221   1,627 SH       Sole            1,587          40
SXC HEALTH SOLUTIONS           COM              78505P100      347   3,495 SH       Sole            3,195         300
SYNGENTA AG                    SPONSORED ADR    87160A100    4,023  58,787 SH       Sole           45,093      13,694
TIBCO SOFTWARE INC.            COM              88632Q103    3,112 104,015 SH       Sole           90,665      13,350
TJX COS INC NEW                COM              872540109      427   9,956 SH       Sole            9,756         200
TRACTOR SUPPLY CO.             COM              892356106      696   8,381 SH       Sole            8,381
TRIUMPH GROUP INC NEW          COM              896818101    5,740 102,010 SH       Sole           87,650      14,360
ULTRAPAR PARTICIPACOES S A     SP ADR REP COM   90400P101    3,069 135,301 SH       Sole          118,481      16,820
UNION PAC CORP.                COM              907818108    3,919  32,846 SH       Sole           27,218       5,628
US BANCORP DEL                 COM NEW          902973304      420  13,055 SH       Sole           13,055
VANGUARD INTL EQTY IDX         MSCI EMR MKT ETF 922042858      394   9,864 SH       Sole            9,664         200
WHOLE FOODS MKT INC.           COM              966837106    4,726  49,583 SH       Sole           40,990       8,593
WISCONSIN ENERGY CORP.         COM              976657106      380   9,601 SH       Sole            9,021         580
YUM BRANDS INC.                COM              988498101    4,339  67,355 SH       Sole           54,167      13,188
REPORT SUMMARY                 112                         198,848